Shareholder Fees - FidelityTreasuryMoneyMarketFund-CPRO	Dec. 30, 2023
FidelityTreasuryMoneyMarketFund-CPRO | Fidelity Treasury Money Market Fund | Fidelity Treasury Money Market Fund - Advisor Class C
Shareholder Fees:
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]

[1]	AOn Class C shares redeemed less than one year after purchase.